Prepaid expenses and other current assets - Summary of prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 2,135	€ 6,429
Other prepaid expenses	4,022	4,393
Assets held for sale	100	0
Other assets	201	210
Total	€ 6,458	€ 11,032